Fair Value Measurements (Details 1) - Interest Rate Swap [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2014 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	¥ 3,733
Total realized and unrealized losses Included in earnings	81
Total realized and unrealized losses Included in other comprehensive income	0
Settlement	(3,814)
Balance at the end of the period	0
Total gain included in earnings attributable to other current liabilities and accrued expenses held	¥ (3,733)